Basis of preparation - Reclassification of comparative balances - Consolidated Statements of Financial Position (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Current assets
Cash and cash equivalents	$ 64,403	$ 96,354		$ 154,305
Accounts receivable from related parties	14	4,984
Advance to suppliers	7,062	1,624
Prepaid expenses and other assets	4,380	11,113
Recoverable VAT and other taxes	17,682	419
Total current assets	142,676	114,494
Non-current assets
Prepaid expenses and other assets	66	204
Collateral and guarantees	15,269
Property, plant and equipment.	239,742	158,574		32,684
Deferred exploration and evaluation expenditure	74,255	35,636		7,771
Total non-current assets	344,562	194,414
Total assets	487,238	308,908
Current liabilities
Suppliers	59,826	24,307
Lease liability	2,132	680
Taxes payable	13,566	3,070
Accounts payable	11,326	1,936
Settlement of founder's royalty		5,081	$ 3,800
Payroll and other taxes	13,566
Payroll and related charges	2,528	409
Other liabilities	1,934	1,959
Total current liabilities	122,373	37,442
Total Non-current liabilities	150,581	88,360
Total shareholders' equity	214,284	183,106		$ 184,902
Total liabilities and shareholders' equity	487,238	308,908
Accounts receivable from related parties	14	4,984
Advance to suppliers	7,062	1,624
Recoverable VAT and other taxes	17,682	419
Payroll and Other Taxes	$ 13,566	$ 3,070